Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended	59 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2016 USD ($)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Property and equipment, estimated useful lives	3 years
Reportable segment | Segment	1
Leasehold Improvements | Minimum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Property and equipment, estimated useful lives	4 years
Leasehold Improvements | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Property and equipment, estimated useful lives	6 years
Merck KGaA
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and milestone payments received to date | $	$ 110	$ 110
Evofosfamide | Collaborative Arrangement Product Agreement | Merck KGaA
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage share of eligible worldwide development expenses	70.00%